8. INCOME TAXES	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

On December 22, 2017, Public Law No. 115-97, commonly referred to as the 2017 Tax Act, was enacted into law. The 2017 Tax Act includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017.

ASC 740 requires the Company to recognize the effect of the 2017 Tax Act in the first interim period including the date of enactment. The tax rate change was administratively effective at the beginning of the Company’s 2018 fiscal year utilizing a blended statutory federal rate for the annual period. As a result, the blended federal statutory tax rate for fiscal year 2018 is 30.75%. The lower federal corporate tax rate also required the Company to remeasure its U.S. deferred tax assets and liabilities as well as reassess the realizability of its deferred tax assets and liabilities. The Company recognized the income tax effects in its fiscal 2018 financial statements in accordance with SAB 118 as described in Note 2. . In accordance with SAB 118, the Company recorded a decrease in its net deferred tax assets of $7.6 million with a corresponding decrease to its valuation allowance to account for this rate reduction.

For the years ended March 31, 2018 and 2017, we had no income tax expense due to our net operating losses and 100% deferred tax asset valuation allowance.

At March 31, 2018 and 2017, we had net deferred tax assets as detailed below. These deferred tax assets are primarily composed of capitalized research and development costs and tax net operating loss carryforwards. Due to uncertainties surrounding our ability to generate future taxable income to realize these assets, a 100% valuation has been established to offset the net deferred tax assets.

Significant components of our net deferred tax assets at March 31, 2018 and 2017 are shown below:

	YEAR ENDED MARCH 31,
	2018	2017
Deferred tax assets:
Capitalized research and development	$3,442,000	$3,442,000
Net operating loss carryforwards	16,257,000	22,060,000
Stock compensation	575,000	318,000
Total deferred tax assets	20,274,000	25,820,000

Total deferred tax liabilities	–	–

Net deferred tax assets	20,274,000	25,820,000
Valuation allowance for deferred tax assets	(20,274,000)	(25,820,000)

Net deferred tax assets	$–	$–

At March 31, 2018, we had tax net operating loss carryforwards for federal and state purposes approximating $61 million and $49 million, which begin to expire in the year 2021.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the years ended March 31, 2018 and 2017 due to the following:

	2018	2017

Income taxes (benefit) at federal statutory rate of 30.75%	$(1,753,000)	$(2,484,000)
State income tax, net of federal benefit	(349,000)	(438,000)
Tax effect on non-deductible expenses and credits	74,000	382,000
Change in valuation allowance[1]	(5,546,000)	2,540,000
Change in tax rate	7,574,000
	$–	$–

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(1) Pursuant to Internal Revenue Code Sections 382, use of our tax net operating loss carryforwards may be limited.

ASC 740, “Income Taxes”, clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements, and prescribes recognition thresholds and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. During the years ended March 31, 2018 and 2017, we did not recognize any interest or penalties relating to tax matters.

At and for the years ended March 31, 2018 and 2017, management does not believe the Company has any uncertain tax positions. Accordingly, there are no unrecognized tax benefits at March 31, 2018 or March 31, 2017.

Our tax returns remain open for examination by the applicable authorities, generally 3 years for federal and 4 years for state. We are currently not under examination by any taxing authorities.